Payden Global Fixed Income Fund

Schedule of Investments
- January 31, 2024 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bonds (91%)
Australia (AUD) (1%
)
2,450,000 Australia Government Bond Series 145, 2.75%,
6/21/35 (a)(b) $ 1,415
1,100,000 Australia Government Bond Series 139, 3.25%,
4/21/25 (a)(b) 717
2,132
Australia (USD) (1%
)
850,000 Macquarie Bank Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.700%), 3.05%, 3/03/36 (c)(d) 694
Austria (EUR) (1%
)
120,000 Republic of Austria Government Bond Series 1
144A, 1.65%, 10/21/24 (a)(b)(d) 128
120,000 Republic of Austria Government Bond 144A,
2.40%, 5/23/34 (a)(b)(d) 127
390,000 Republic of Austria Government Bond 144A,
3.15%, 6/20/44 (a)(b)(d) 431
686
Belgium (EUR) (1%
)
100,000 Kingdom of Belgium Government Bond Series
74 144A, 0.80%, 6/22/25 (a)(b)(d) 105
700,000 Kingdom of Belgium Government Bond Series
75 144A, 1.00%, 6/22/31 (a)(b)(d) 680
410,000 Kingdom of Belgium Government Bond Series
78 144A, 1.60%, 6/22/47 (a)(b)(d) 326
1,111
Bermuda (USD) (1%
)
200,000 Bermuda Government International Bond
144A, 3.38%, 8/20/50 (d) 135
983,396 Eagle RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 2.050%), 7.39%, 4/25/34 (c)(d) 985
300,000 Geopark Ltd. 144A, 5.50%, 1/17/27 (d) 268
550,000 RR Ltd. 2022-24A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.730%), 7.08%,
1/15/36 (c)(d) 552
1,940
Canada (CAD) (2%
)
1,480,000 Canadian Government Bond , 3.50%,
12/01/45 (b) 1,129
600,000 Canadian Government Bond , 5.00%,
6/01/37 (b) 523
775,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
4.94%, 1/25/52 (b)(d) 535
900,000 CPPIB Capital Inc. 144A, 1.95%, 9/30/29 (b)
(d) 608
400,000 Municipal Finance Authority of British , 2.55%,
10/09/29 (b) 279
500,000 OMERS Finance Trust 144A, 2.60%,
5/14/29 (b)(d) 348
700,000 Ontario Teachers' Finance Trust 144A, 1.10%,
10/19/27 (b)(d) 470
3,892
Canada (USD) (0%
)
575,000 TELUS Corp. , 3.40%, 5/13/32  512
Principal
or Shares Security Description
Value
(000)
Cayman Islands (USD) (3%
)
452,026 CBAM Ltd. 2018-5A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.282%),
6.60%, 4/17/31 (c)(d) $ 453
240 CLNC Ltd. 2019-FL1 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.364%),
6.70%, 8/20/35 (c)(d) –
250,000 FS Rialto 2021-FL3 144A, (1 mo. Term Secured
Overnight Financing Rate + 2.614%), 7.95%,
11/16/36 (c)(d) 236
520,007 Goldentree Loan Opportunities X Ltd. 2015-
10A 144A, (3 mo. Term Secured Overnight
Financing Rate + 1.382%), 6.70%, 7/20/31 (c)
(d) 521
400,000 Greystone CRE Notes Ltd. 2021-FL3 144A, (1
mo. Term Secured Overnight Financing Rate +
2.314%), 7.65%, 7/15/39 (c)(d) 362
1,350,000 HGI CRE CLO Ltd. 2021-FL2 144A, (1 mo.
Term Secured Overnight Financing Rate +
1.914%), 7.25%, 9/17/36 (c)(d) 1,301
900,000 Ocean Trails CLO VII 2019-7A 144A, (3 mo.
Term Secured Overnight Financing Rate +
2.712%), 8.03%, 4/17/30 (c)(d) 894
250,000 STWD Ltd. 2021-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.914%),
8.25%, 4/18/38 (c)(d) 215
400,000 Symphony CLO XXIV Ltd. 2020-24A 144A,
(3 mo. Term Secured Overnight Financing Rate
+ 1.912%), 7.23%, 1/23/32 (c)(d) 399
450,000 TRTX Issuer Ltd. 2021-FL4 144A, (1 mo.
Term Secured Overnight Financing Rate +
2.514%), 7.85%, 3/15/38 (c)(d) 406
4,787
Chile (EUR) (0%
)
550,000 Chile Government International Bond , 4.13%,
7/05/34 (b) 601
Colombia (USD) (0%
)
350,000 Colombia Government International Bond ,
7.38%, 9/18/37  351
Costa Rica (USD) (0%
)
450,000 Costa Rica Government International Bond
144A, 6.55%, 4/03/34 (d) 462
Czech Republic (CZK) (1%
)
32,000,000 Czech Republic Government Bond Series 125,
1.50%, 4/24/40 (b) 989
Denmark (DKK) (0%
)
650,000 Denmark Government Bond , 4.50%,
11/15/39 (b) 119
Finland (EUR) (0%
)
170,000 Finland Government Bond 144A, 2.75%,
7/04/28 (a)(b)(d) 187
France (EUR) (3%
)
500,000 Credit Mutuel Arkea SA , 1.63%, 4/15/26 (a)(b) 520
900,000 French Republic Government Bond OAT
144A, 0.50%, 6/25/44 (a)(b)(d) 596
750,000 French Republic Government Bond OAT
144A, 1.25%, 5/25/36 (a)(b)(d) 678
20,000 French Republic Government Bond OAT ,
1.75%, 11/25/24 (a)(b) 21

Payden Mutual Funds
Payden Global Fixed Income Fund
continued
Principal
or Shares Security Description
Value
(000)
2,800,000 French Republic Government Bond OAT ,
2.50%, 5/25/30 (a)(b) $ 3,045
4,860
France (USD) (1%
)
400,000 BPCE SA 144A, 2.38%, 1/14/25 (d) 388
550,000 Credit Agricole SA 144A, 5.51%, 7/05/33 (d) 572
960
Germany (EUR) (4%
)
1,300,000 Bundesobligation Series 188, 2.40%,
10/19/28 (a)(b) 1,427
1,400,000 Bundesrepublik Deutschland Bundesanleihe ,
0.50%, 8/15/27 (a)(b) 1,433
1,450,000 Bundesrepublik Deutschland Bundesanleihe ,
1.25%, 8/15/48 (a)(b) 1,238
800,000 Bundesrepublik Deutschland Bundesanleihe ,
2.60%, 8/15/33 (a)(b) 900
560,000 Bundesrepublik Deutschland Bundesanleihe ,
3.25%, 7/04/42 (a)(b) 679
1,000,000 Bundesrepublik Deutschland Bundesanleihe ,
4.75%, 7/04/34 (a)(b) 1,337
7,014
Guatemala (USD) (0%
)
580,000 Guatemala Government Bond , 4.50%,
5/03/26 (a) 565
Indonesia (EUR) (0%
)
290,000 Indonesia Government International Bond
144A, 3.75%, 6/14/28 (b)(d) 315
Indonesia (IDR) (1%
)
13,540,000,000 Indonesia Treasury Bond Series FR87, 6.50%,
2/15/31 (b) 851
Ireland (EUR) (3%
)
521,309 Avoca CLO XIV DAC 14A 144A, (3 mo.
EURIBOR + 0.810%), 4.75%, 1/12/31 (b)(c)
(d) 559
500,000 Bridgepoint CLO V DAC 5A 144A, (3 mo.
EURIBOR + 1.800%), 5.93%, 4/15/36 (b)(c)
(d) 542
450,000 Cairn CLO 2023-17A 144A, (3 mo. EURIBOR
+ 1.800%), 5.89%, 10/18/36 (b)(c)(d) 488
250,000 Ireland Government Bond , 1.10%, 5/15/29 (a)
(b) 255
100,000 Ireland Government Bond , 3.40%, 3/18/24 (a)
(b) 108
216,008 Last Mile Logistics Pan Euro Finance DAC 1A
144A, (3 mo. EURIBOR + 1.900%), 5.89%,
8/17/33 (b)(c)(d) 224
903,308 Last Mile Logistics Pan Euro Finance DAC
1X, (3 mo. EURIBOR + 2.700%), 6.69%,
8/17/33 (a)(b)(c) 923
239,951 Last Mile Securities PE DAC 2021-1A 144A, (3
mo. EURIBOR + 2.350%), 6.34%, 8/17/31 (b)
(c)(d) 256
900,000 Palmer Square European CLO DAC 2021-1A
144A, (3 mo. EURIBOR + 0.870%), 4.81%,
4/15/34 (b)(c)(d) 957
525,000 Permanent TSB Group Holdings PLC , (ICE
1Year Euribor Swap Fix + 3.500%), 6.63%,
4/25/28 (a)(b)(c) 602
Principal
or Shares Security Description
Value
(000)
750,000 Sculptor European CLO V DAC 5A 144A, (3
mo. EURIBOR + 1.750%), 5.69%, 1/14/32 (b)
(c)(d) $ 808
5,722
Ireland (USD) (0%
)
400,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 3.30%, 1/30/32  343
Italy (EUR) (3%
)
175,000 doValue SpA 144A, 3.38%, 7/31/26 (b)(d) 171
3,460,000 Italy Buoni Poliennali Del Tesoro Series 10Y
144A, 0.60%, 8/01/31 (a)(b)(d) 3,056
500,000 Italy Buoni Poliennali Del Tesoro Series 5Y
144A, 1.85%, 7/01/25 (a)(b)(d) 532
1,000,000 Italy Buoni Poliennali Del Tesoro Series 10Y,
2.50%, 12/01/32 (a)(b) 997
4,756
Italy (USD) (0%
)
650,000 Intesa Sanpaolo SpA 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.900%), 7.78%, 6/20/54 (c)(d) 667
Ivory Coast (USD) (0%
)
350,000 Ivory Coast Government International Bond
144A, 8.25%, 1/30/37 (d) 349
Japan (JPY) (9%
)
787,400,000 Japan Government Ten Year Bond Series 341,
0.30%, 12/20/25 (b) 5,375
30,000,000 Japan Government Ten Year Bond Series 372,
0.80%, 9/20/33 (b) 206
295,000,000 Japan Government Thirty Year Bond Series 58,
0.80%, 3/20/48 (b) 1,662
273,200,000 Japan Government Thirty Year Bond Series 49,
1.40%, 12/20/45 (b) 1,793
10,000,000 Japan Government Thirty Year Bond Series 31,
2.20%, 9/20/39 (b) 77
10,000,000 Japan Government Thirty Year Bond Series 30,
2.30%, 3/20/39 (b) 78
420,500,000 Japan Government Twenty Year Bond Series
104, 2.10%, 6/20/28 (b) 3,088
460,000,000 Japan Treasury Discount Bill 1170, 0.00%,
7/22/24 (b) 3,127
15,406
Japan (USD) (0%
)
690,000 Nissan Motor Co. Ltd. 144A, 4.81%,
9/17/30 (d) 646
Jersey (EUR) (0%
)
625,000 Heathrow Funding Ltd. , 1.13%, 10/08/30 (a)
(b) 580
Jersey (USD) (1%
)
650,000 GoldenTree Loan Management U.S. CLO
Ltd. 2022-16A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.670%), 7.03%,
1/20/34 (c)(d) 651
Luxembourg (USD) (1%
)
230,000 3R Lux Sarl 144A, 9.75%, 2/05/31 (d) 229
330,000 Ambipar Lux Sarl 144A, 9.88%, 2/06/31 (d) 328
400,000 Minerva Luxembourg SA 144A, 8.88%,
9/13/33 (d) 420

Principal
or Shares Security Description
Value
(000)
615,175 Tierra Mojada Luxembourg II Sarl 144A,
5.75%, 12/01/40 (d) $ 538
1,515
Malaysia (MYR) (0%
)
1,700,000 Malaysia Government Bond Series 0307,
3.50%, 5/31/27 (b) 359
1,300,000 Malaysia Government Bond Series 0222,
4.70%, 10/15/42 (b) 297
656
Mexico (MXN) (1%
)
11,660,000 Mexican Bonos Series M, 5.75%, 3/05/26 (b) 625
20,430,000 Mexican Bonos Series M, 7.75%, 11/13/42 (b) 1,021
7,760,000 Mexican Bonos Series M, 8.50%, 5/31/29 (b) 440
2,086
Mexico (USD) (1%
)
400,000 Buffalo Energy Mexico Holdings/Buffalo
Energy Infrastructure/Buffalo Energy 144A,
7.88%, 2/15/39 (d) 414
350,000 Electricidad Firme de Mexico Holdings SA de
CV 144A, 4.90%, 11/20/26 (d) 325
350,000 Grupo Axo SAPI de CV 144A, 5.75%,
6/08/26 (d) 327
250,000 Mexico Government International Bond ,
6.34%, 5/04/53  250
400,000 Petroleos Mexicanos , 5.95%, 1/28/31  316
1,632
Netherlands (EUR) (3%
)
600,000 Enel Finance International NV , 3.88%,
3/09/29 (a)(b) 668
600,000 JAB Holdings BV , 5.00%, 6/12/33 (a)(b) 698
300,000 Netherlands Government Bond 144A, 0.50%,
7/15/26 (a)(b)(d) 310
530,000 Netherlands Government Bond 144A, 4.00%,
1/15/37 (a)(b)(d) 660
700,000 Sagax Euro Mtn NL BV , 0.75%, 1/26/28 (a)(b) 658
650,000 Teva Pharmaceutical Finance Netherlands II
BV , 3.75%, 5/09/27 (b) 681
3,675
New Zealand (USD) (1%
)
800,000 ASB Bank Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.250%), 5.28%, 6/17/32 (c)(d) 791
Norway (USD) (0%
)
350,000 Var Energi ASA 144A, 7.50%, 1/15/28 (d) 372
Paraguay (USD) (0%
)
450,000 Paraguay Government International Bond
144A, 5.85%, 8/21/33 (d) 449
Peru (PEN) (1%
)
8,500,000 Peru Government Bond , 5.35%, 8/12/40 (b) 1,926
Poland (PLN) (0%
)
410,000 Republic of Poland Government Bond Series
1029, 2.75%, 10/25/29 (b) 92
Romania (EUR) (1%
)
380,000 Romanian Government International Bond
144A, 2.63%, 12/02/40 (b)(d) 277
750,000 Romanian Government International Bond
144A, 6.63%, 9/27/29 (b)(d) 873
1,150
Principal
or Shares Security Description
Value
(000)
Singapore (SGD) (0%
)
280,000 Singapore Government Bond , 3.50%,
3/01/27 (b) $ 213
Spain (EUR) (4%
)
500,000 Banco de Sabadell SA , (1Year Euribor Swap
Rate + 2.400%), 5.25%, 2/07/29 (a)(b)(c) 562
600,000 CaixaBank SA , (3 mo. EURIBOR + 1.000%),
0.75%, 5/26/28 (a)(b)(c) 593
1,150,000 Spain Government Bond 144A, 1.25%,
10/31/30 (a)(b)(d) 1,126
3,200,000 Spain Government Bond , 1.78%, 1/31/26 (b)(e) 3,279
360,000 Spain Government Bond 144A, 2.90%,
10/31/46 (a)(b)(d) 343
5,903
Spain (USD) (0%
)
600,000 Banco Santander SA , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.900%), 1.72%, 9/14/27 (c) 544
Sri Lanka (USD) (0%
)
350,000 Sri Lanka Government International Bond ,
6.85%, 11/03/25 (a) 183
Supranational (USD) (0%
)
350,000 Borr IHC Ltd./Borr Finance LLC 144A,
10.00%, 11/15/28 (d) 363
Sweden (SEK) (0%
)
2,900,000 Sweden Government Bond Series 1059, 1.00%,
11/12/26 (a)(b) 268
Switzerland (CHF) (1%
)
1,050,000 Swiss Confederation Government Bond , 0.50%,
5/27/30 (a)(b) 1,196
Switzerland (USD) (0%
)
500,000 UBS Group AG 144A, (U.S. Secured
Overnight Financing Rate + 5.020%), 9.02%,
11/15/33 (c)(d) 615
Thailand (THB) (1%
)
60,500,000 Thailand Government Bond , 1.59%,
12/17/35 (b) 1,509
United Kingdom (EUR) (1%
)
750,000 Tesco Corporate Treasury Services PLC , 0.38%,
7/27/29 (a)(b) 691
United Kingdom (GBP) (2%
)
350,000 Barclays PLC , 3.00%, 5/08/26 (a)(b) 424
130,000 Sage AR Funding No 1 PLC 1A 144A,
(Sterling Overnight Index Average + 3.000%),
8.22%, 11/17/30 (b)(c)(d) 158
1,100,000 United Kingdom Gilt , 0.38%, 10/22/30 (a)(b) 1,126
1,500,000 United Kingdom Gilt , 3.75%, 7/22/52 (a)(b) 1,689
800,000 United Kingdom Gilt , 4.25%, 9/07/39 (a)(b) 1,013
220,000 United Kingdom Gilt , 5.00%, 3/07/25 (a)(b) 280
4,690
United Kingdom (USD) (1%
)
350,000 Anglo American Capital PLC 144A, 5.50%,
5/02/33 (d) 350
520,000 Fresnillo PLC 144A, 4.25%, 10/02/50 (d) 386
736
United States (EUR) (3%
)
375,000 Blackstone Holdings Finance Co. LLC , 1.50%,
4/10/29 (a)(b) 369
350,000 Booking Holdings Inc. , 4.13%, 5/12/33 (b) 400

Payden Mutual Funds
Payden Global Fixed Income Fund
continued
Principal
or Shares Security Description
Value
(000)
550,000 Capital One Financial Corp. , 1.65%,
6/12/29 (b) $ 527
850,000 Discovery Communications LLC , 1.90%,
3/19/27 (b) 873
600,000 Duke Energy Corp. , 3.10%, 6/15/28 (b) 641
700,000 Morgan Stanley , (3 mo. EURIBOR + 0.833%),
1.10%, 4/29/33 (b)(c) 618
850,000 MPT Operating Partnership LP/MPT Finance
Corp. , 0.99%, 10/15/26 (b) 696
650,000 Prologis Euro Finance LLC , 0.25%, 9/10/27 (b) 630
650,000 Southern Co. , (5 yr. Euro Swap + 2.108%),
1.88%, 9/15/81 (b)(c) 614
5,368
United States (GBP) (0%
)
350,000 General Motors Financial Co. Inc. , 2.35%,
9/03/25 (a)(b) 422
United States (USD) (33%
)
390,000 American Equity Investment Life Holding Co. ,
5.00%, 6/15/27  379
450,000 American Express Co. , (Secured Overnight
Financing Rate + 1.280%), 5.28%, 7/27/29 (c) 458
500,000 American Homes 4 Rent LP , 2.38%, 7/15/31  411
475,000 American Tower Corp. , 5.50%, 3/15/28  486
850,000 American Tower Trust #1 144A, 5.49%,
3/15/28 (d) 863
250,900 Arbys Funding LLC 2020-1A 144A, 3.24%,
7/30/50 (d) 231
800,000 AT&T Inc. , 4.35%, 3/01/29  787
350,000 Bank of America Corp. , (3 mo. Term Secured
Overnight Financing Rate + 1.472%), 3.97%,
2/07/30 (c) 334
1,000,000 Blackstone Secured Lending Fund , 2.75%,
9/16/26  922
850,000 Blue Owl Capital Corp. , 3.75%, 7/22/25  822
425,000 Boeing Co. , 2.20%, 2/04/26  400
550,000 BP Capital Markets America Inc. , 4.89%,
9/11/33  553
750,000 Broadcom Inc. 144A, 3.50%, 2/15/41 (d) 600
637,500 BX Commercial Mortgage Trust 2019-
XL 144A, (1 mo. Term Secured Overnight
Financing Rate + 2.414%), 7.75%,
10/15/36 (c)(d) 632
2,270,107 Cantor Commercial Real Estate Lending 2019-
CF1, 1.29%, 5/15/52 (f) 90
266,401 CARS-DB4 LP 2020-1A 144A, 3.25%,
2/15/50 (d) 234
350,000 CARS-DB4 LP 2020-1A 144A, 4.17%,
2/15/50 (d) 337
220,000 Centene Corp. , 4.25%, 12/15/27  212
750,000 Charter Communications Operating LLC/
Charter Communications Operating Capital ,
4.80%, 3/01/50  573
550,000 Civitas Resources Inc. 144A, 8.75%,
7/01/31 (d) 585
550,000 Energy Transfer LP , 5.75%, 2/15/33  564
800,000 Equinix Inc. , 2.50%, 5/15/31  680
785,000 Evergy Inc. , 2.90%, 9/15/29  708
680,000 Extra Space Storage LP , 2.20%, 10/15/30  567
199,079 Fannie Mae Connecticut Avenue Securities
2016-C07, (U.S. Secured Overnight Financing
Rate Index 30day Average + 9.614%), 14.96%,
5/25/29 (c) 225
Principal
or Shares Security Description
Value
(000)
494,201 Fannie Mae Connecticut Avenue Securities
2016-C04, (U.S. Secured Overnight Financing
Rate Index 30day Average + 10.364%),
15.71%, 1/25/29 (c) $ 566
497,541 Fannie Mae Connecticut Avenue Securities
2016-C05, (U.S. Secured Overnight Financing
Rate Index 30day Average + 10.864%),
16.21%, 1/25/29 (c) 569
355,938 Fannie Mae-Aces 2018-M13, 3.86%,
9/25/30 (f) 343
123,777 FN AL3577 30YR , 3.50%, 4/01/43  116
703,007 FN BM2007 30YR , 4.00%, 9/01/48  674
362,512 FN BP6345 30YR , 3.00%, 6/01/50  320
474,011 FN BW1433 30YR , 4.00%, 5/01/52  446
750,423 FN CB2759 30YR , 3.00%, 2/01/52  658
1,209,559 FN CB3258 30YR , 3.50%, 4/01/52  1,102
1,145,250 FN CB4127 30YR , 4.50%, 7/01/52  1,108
533,919 FN CB5106 30YR , 5.00%, 11/01/52  528
473,085 FN FM1717 30YR , 3.50%, 12/01/45  443
892,860 FN FM3162 30YR , 3.00%, 11/01/46  811
1,494,384 FN FM7194 30YR , 2.50%, 3/01/51  1,276
991,654 FN FM9195 30YR , 2.50%, 10/01/51  843
641,831 FN FS0007 30YR , 3.00%, 8/01/50  565
558,941 FN FS3111 30YR , 5.00%, 9/01/52  553
551,162 FN MA4413 30YR , 2.00%, 9/01/51  446
542,290 FN MA4785 30YR , 5.00%, 10/01/52  536
377,426 FN MA4876 30YR , 6.00%, 12/01/52  384
1,235,587 FR RA3728 30YR , 2.00%, 10/01/50  1,012
1,170,592 FR RA7778 30YR , 4.50%, 8/01/52  1,132
1,637,289 FR SB8509 15YR , 2.00%, 1/01/36  1,481
1,101,198 FR SD0729 30YR , 2.00%, 10/01/51  896
949,833 FR SD1035 30YR , 4.00%, 5/01/52  895
1,115,417 FR SD8230 30YR , 4.50%, 6/01/52  1,079
1,095,577 FR ZA4718 30YR , 3.00%, 10/01/46  979
816,364 FR ZT0534 30YR , 3.50%, 12/01/47  761
800,000 Freddie Mac STACR REMIC Trust 2021-
DNA2 144A, (U.S. Secured Overnight
Financing Rate Index 30day Average +
3.400%), 8.74%, 8/25/33 (c)(d) 872
350,000 FS KKR Capital Corp. 144A, 4.25%,
2/14/25 (d) 343
411,221 G2 MA3663 30YR , 3.50%, 5/20/46  384
455,514 G2 MA4195 30YR , 3.00%, 1/20/47  412
456,444 G2 MA5265 30YR , 4.50%, 6/20/48  450
1,073,191 G2 MA6930 30YR , 2.00%, 10/20/50  894
1,377,160 G2 MA7472 30YR , 2.50%, 7/20/51  1,192
1,021,620 G2 MA7766 30YR , 2.00%, 12/20/51  851
575,000 GLP Capital LP/GLP Financing II Inc. , 4.00%,
1/15/31  512
500,000 Goldman Sachs Group Inc. , 2.60%, 2/07/30  440
425,000 Hyundai Capital America 144A, 1.80%,
1/10/28 (d) 377
685,000 Invitation Homes Operating Partnership LP ,
4.15%, 4/15/32  630
350,000 ITC Holdings Corp. 144A, 2.95%, 5/14/30 (d) 311
350,000 JPMorgan Chase & Co. , (3 mo. Term Secured
Overnight Financing Rate + 1.510%), 2.74%,
10/15/30 (c) 312
83,313 JPMorgan Chase Bank N.A.-CACLN 2021-2
144A, 2.28%, 12/26/28 (d) 82
595,701 JPMorgan Chase Bank N.A.-CACLN 2020-2
144A, 31.36%, 2/25/28 (d) 666
220,000 Kosmos Energy Ltd. 144A, 7.13%, 4/04/26 (d) 212
290,000 National Fuel Gas Co. , 5.50%, 1/15/26  292

Principal
or Shares Security Description
Value
(000)
470,000 Nationwide Mutual Insurance Co. 144A,
9.38%, 8/15/39 (d) $ 624
63,000 Pacific Life Insurance Co. 144A, 9.25%,
6/15/39 (d) 84
400,000 PBF Holding Co. LLC/PBF Finance Corp. ,
6.00%, 2/15/28  391
500,000 Permian Resources Operating LLC 144A,
9.88%, 7/15/31 (d) 554
600,000 Phillips Edison Grocery Center Operating
Partnership I LP , 2.63%, 11/15/31  490
288,000 Planet Fitness Master Issuer LLC 2019-1A
144A, 3.86%, 12/05/49 (d) 260
400,000 Sabine Pass Liquefaction LLC , 5.63%, 3/01/25  401
315,761 Santander Bank Auto Credit-Linked Notes
2022-A 144A, 5.28%, 5/15/32 (d) 314
600,000 Santander Bank Auto Credit-Linked Notes
2023-B 144A, 6.66%, 12/15/33 (d) 605
99,095 Santander Bank Auto Credit-Linked Notes
2022-B 144A, 6.79%, 8/16/32 (d) 99
2,327 Santander Drive Auto Receivables Trust 2023-
S1 144A, 0.00%, 4/18/28 (d) 411
500,000 SBA Tower Trust 144A, 2.84%, 1/15/25 (d) 484
850,000 Stellantis Finance U.S. Inc. 144A, 2.69%,
9/15/31 (d) 712
850,000 TierPoint Issuer LLC 2023-1A 144A, 6.00%,
6/25/53 (d) 828
800,000 U.S. Treasury Bill , 5.16%, 7/05/24 (e) 783
2,300,000 U.S. Treasury Bond , 2.00%, 8/15/51  1,454
2,610,000 U.S. Treasury Bond , 2.25%, 8/15/46  1,820
600,000 Venture Global LNG Inc. 144A, 8.13%,
6/01/28 (d) 607
350,000 Venture Global LNG Inc. 144A, 9.50%,
2/01/29 (d) 372
800,000 VMware LLC , 2.20%, 8/15/31  661
800,000 Warnermedia Holdings Inc. , 5.14%, 3/15/52  688
800,000 Welltower OP LLC , 3.85%, 6/15/32  734
300,000 Western Midstream Operating LP , 6.15%,
4/01/33  309
550,000 Workday Inc. , 3.80%, 4/01/32  510
56,602
Principal
or Shares Security Description
Value
(000)
Uzbekistan (USD) (0%
)
650,000 Republic of Uzbekistan International Bond
144A, 3.90%, 10/19/31 (d) $ 530
Total Bonds
(Cost - $172,170) 156,325
Bank Loans(g) (0%
)
427,400 DirectV Financing LLC Term Loan 1L, (1 mo.
Term Secured Overnight Financing Rate +
5.000%), 10.65%, 8/02/27  428
Investment Company (5%)
3,605,207 Payden Cash Reserves Money Market Fund  * 3,605
147,059 Payden Emerging Market Corporate Bond
Fund  * 1,263
495,851 Payden Emerging Markets Local Bond Fund  * 2,385
146,702 Payden Floating Rate Fund, SI Class  * 1,438
Total Investment Company
(Cost - $8,689) 8,691
Purchased Swaptions  (0%
)
Total Purchased Swaptions (Cost - $30) 3
Total Investments (Cost - $181,318)  (96%)
165,447
Other Assets, net of Liabilities ( 4% )
6,848
Net Assets (100%)
$ 172,295
* Affiliated investment.
(a) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(b) Principal in foreign currency.
(c) Floating rate security. The rate shown reflects the rate in effect at January
31, 2024.
(d) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(e) Yield to maturity at time of purchase.
(f) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(g) Floating rate security. The rate shown reflects the rate in effect at January 31,
2024. The stated maturity is subject to prepayments.
Purchased Swaptions
Description Counterparty
Notional
Amount
(000s)
Expiration
Date
Value
(000s) Call/Put
Purchased Swaptions - (0.0)%
Protection Bought (Relevant Credit: Markit CDX,
North America High Yield Series 41 Index), Pay 0.361%
Quarterly, Receive upon credit default Barclays Bank PLC $ 8,400 02/21/2024 $ 3 Put

Payden Mutual Funds
Payden Global Fixed Income Fund
continued
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
JPY 247,400
USD  1,667 Citibank, N.A. 02/21/2024 $ 20
USD 2,281
MYR  10,528 Barclays Bank PLC 02/20/2024 52
USD 1,035
CZK  23,370 Barclays Bank PLC 02/21/2024 18
USD 1,583
THB  55,200 Barclays Bank PLC 02/21/2024 24
USD 16,449
JPY  2,308,900 Citibank, N.A. 02/06/2024 745
USD 1,335
IDR  20,707,000 Citibank, N.A. 02/20/2024 23
USD 86
JPY  12,523 Citibank, N.A. 02/21/2024 1
USD 2,713
ZAR  50,360 Citibank, N.A. 02/21/2024 28
USD 15,627
JPY  2,273,900 Citibank, N.A. 03/06/2024 88
USD 2,177
AUD  3,298 Citibank, N.A. 04/24/2024 7
USD 138
DKK  945 Citibank, N.A. 04/24/2024 1
USD 5,453
GBP  4,278 HSBC Bank USA, N.A. 02/06/2024 31
USD 1,725
GBP  1,359 HSBC Bank USA, N.A. 02/21/2024 3
USD 2,042
PEN  7,617 HSBC Bank USA, N.A. 02/21/2024 41
USD 5,262
GBP  4,131 HSBC Bank USA, N.A. 03/06/2024 25
USD 44,603
EUR  40,325 State Street Bank & Trust Co. 02/06/2024 1,012
USD 43,454
EUR  39,949 State Street Bank & Trust Co. 03/06/2024 215
2,334
Liabilities:
CLP 798,800 USD  894 Citibank, N.A. 02/21/2024 (37)
EUR 40,325 USD  43,812 State Street Bank & Trust Co. 02/06/2024 (222)
GBP 4,278 USD  5,448 HSBC Bank USA, N.A. 02/06/2024 (26)
JPY 2,308,900 USD  15,798 Citibank, N.A. 02/06/2024 (95)
JPY 184,300 USD  1,289 State Street Bank & Trust Co. 02/21/2024 (32)
MYR 6,820 USD  1,470 Barclays Bank PLC 02/20/2024 (27)
USD 2,364 MXN  41,470 BNP PARIBAS 02/21/2024 (36)
USD 207 PLN  838 BNP PARIBAS 02/21/2024 (2)
USD 815 AUD  1,256 Citibank, N.A. 02/21/2024 (10)
USD 1,215 CHF  1,047 Citibank, N.A. 04/24/2024 (9)
USD 242 SGD  325 HSBC Bank USA, N.A. 02/21/2024 –
USD 1,757 CNH  12,678 HSBC Bank USA, N.A. 03/11/2024 (11)
USD 278 SEK  2,910 HSBC Bank USA, N.A. 04/24/2024 (2)
USD 1,128 JPY  166,477 State Street Bank & Trust Co. 02/21/2024 (7)
USD 4,005 CAD  5,397 State Street Bank & Trust Co. 04/24/2024 (13)
(529)
Net Unrealized Appreciation (Depreciation)
$1,805
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
Euro-Bund Future 15 Mar-24 $ 2,202 $ 33 $ 33
Euro-Buxl Futue 3 Mar-24 446 16 16
Euro-Schatz Future 18 Mar-24 2,066 1 1
Long Gilt Future 6 Mar-24 760 35 35
U.S. Long Bond Future 36 Mar-24 4,404 268 268
U.S. Treasury 2-Year Note Future 23 Mar-24 4,730 46 46
U.S. Treasury 5-Year Note Future 126 Mar-24 13,657 292 292
a a
691

Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Short Contracts:
Euro-Bobl Future 28 Mar-24 $ (3,587) $ (25) $ (25)
Euro-BTP Future 18 Mar-24 (2,314) (69) (69)
U.S. Treasury 10-Year Note Future 9 Mar-24 (1,011) (17) (17)
U.S. Treasury 10-Year Ultra Future 67 Mar-24 (7,831) (228) (228)
U.S. Ultra Bond Future 1 Mar-24 (129) (9) (9)
a a
(348)
Total Futures
$343
Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
Protection Bought (Relevant Credit: Markit CDX, North
America High Yield Series 41 Index), Pay 5% Quarterly,
Receive upon credit default 12/20/2028 USD 4,495 $(277) $(33) $(244)
Protection Bought (Relevant Credit: Markit iTraxx Crossover),
Pay 5% Quarterly, Receive upon credit default 12/20/2028 EUR 3,870 (321) (160) (161)
$(598) $(193) $(405)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
10-Year Interest Rate Swap, Receive Fixed 1.125% Quarterly,
Pay Variable 3.680% (3M KWCDC) Quarterly 10/07/2029 KRW 1,584,200 $(134) $– $(134)
10-Year Interest Rate Swap, Receive Fixed 1.800% Quarterly,
Pay Variable 3.680% (3M KWCDC) Quarterly 09/23/2031 KRW 2,288,000 (168) – (168)
5-Year Interest Rate Swap, Receive Fixed 2.3775% Quarterly,
Pay Variable 2.350% (CNRR007) Quarterly 07/24/2028 CNY 40,100 66 – 66
5-Year Interest Rate Swap, Receive Fixed 2.580% Quarterly,
Pay Variable 2.350% (CNRR007) Quarterly 02/05/2025 CNY 2,350 2 – 2
5-Year Interest Rate Swap, Receive Fixed 2.635% Quarterly,
Pay Variable 2.350% (CNRR007) Quarterly 01/08/2026 CNY 38,600 72 – 72
5-Year Interest Rate Swap, Receive Fixed 2.715% Quarterly,
Pay Variable 2.350% (CNRR007) Quarterly 09/16/2025 CNY 12,200 22 – 22
5-Year Interest Rate Swap, Receive Fixed 2.720% Quarterly,
Pay Variable 2.350% (CNRR007) Quarterly 10/14/2025 CNY 10,000 19 – 19
5-Year Interest Rate Swap, Receive Fixed 2.8225% Quarterly,
Pay Variable 2.350% (CNRR007) Quarterly 02/15/2028 CNY 35,900 149 – 149
5-Year Interest Rate Swap, Receive Fixed 2.920% Quarterly,
Pay Variable 2.350% (CNRR007) Quarterly 01/17/2025 CNY 11,580 15 – 15
5-Year Interest Rate Swap, Receive Fixed 2.960% Quarterly,
Pay Variable 2.350% (CNRR007) Quarterly 12/09/2024 CNY 28,890 38 – 38
5-Year Interest Rate Swap, Receive Fixed 2.350% Quarterly,
Pay Variable 2.350% (CNRR007) Quarterly 07/03/2025 CNY 11,800 9 – 9
5-Year Interest Rate Swap, Receive Fixed 2.4810% Quarterly,
Pay Variable 2.350% (CNRR007) Quarterly 09/22/2026 CNY 33,000 62 – 62
$152 $– $152

Payden Mutual Funds
Payden Global Fixed Income Fund
continued
Open OTC Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
5-Year Interest Rate Swap, Receive Fixed 1.850% Quarterly,
Pay Variable 2.350% (CNRR007) Quarterly, Counterparty:
Goldman Sachs & Co. 05/08/2025 CNY 16,000 $(5) $– $(5)